Restructuring and impairment charges - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring and impairment charges [Line Items]
Restructuring and impairment charges	$ 102	$ 279
Impairment	15	209
Other Restructuring Charges	2	3
Hinton pulp mill
Restructuring and impairment charges [Line Items]
Impairment		121
Quesnel River Pul Mill and Slave Lake Pulp Mill
Restructuring and impairment charges [Line Items]
Impairment	4	20
Canadian lumber
Restructuring and impairment charges [Line Items]
Impairment	28	128
Fraser Lake lumber mill
Restructuring and impairment charges [Line Items]
Impairment	8
lumber mill in Lake Butler, Florida
Restructuring and impairment charges [Line Items]
Impairment	17	47
Fibre sources in B.C.
Restructuring and impairment charges [Line Items]
Impairment		$ 81
lumber mill in Maxville, Florida
Restructuring and impairment charges [Line Items]
Impairment	$ 3